CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Considerations paid for business acquisition, cash acquired	$ 0	$ 0	$ 5,332
Acquisition of noncontrolling interest (as a percent)		35.00%